Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 PAY VERSUS PERFORMANCE TABLE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of initial fixed $100 investment based on(4):
Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(1, 2, 3)	Average summary compensation table total for non- PEO NEOs ($)(1)	Average compensation actually paid to non-PEO NEOs ($)(1, 2, 3)	Total shareholder return	Peer group total shareholder return	Net Income (thousand $)	Distributable Earning per share ($)(5)
2022	8,013,744	(977,130)	2,705,951	713,079	100.75	100.69	41,911	2.08
2021	9,241,605	4,411,821	2,953,807	2,040,073	176.97	134.1	127,346	1.88
2020	3,998,245	25,869,661	1,658,095	7,764,371	205.95	94.92	82,759	1.55

(1)	Mr. Eckel was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jeffrey A. Lipson	Jeffrey A. Lipson	Jeffrey A. Lipson
J. Brendan Herron	J. Brendan Herron	Nathaniel J. Rose
Nathaniel J. Rose	Nathaniel J. Rose	Susan D. Nickey
Steven L. Chuslo	Steven L. Chuslo	Marc T. Pangburn
Daniel K. McMahon	Daniel K. McMahon
Susan D. Nickey
Marc T. Pangburn

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	8,013,744	—	(4,430,369)	—	(4,560,505)	(977,130)
2021	9,241,605	—	(5,857,833)	—	1,028,050	4,411,821
2020	3,998,245	—	(2,385,784)	—	24,257,200	25,869,661

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,705,951	—	(1,112,201)	—	(880,671)	713,079
2021	2,953,807	—	(1,586,951)	—	673,217	2,040,073
2020	1,658,095	—	(835,541)	—	6,941,817	7,764,371

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	2,262,307	(6,165,136)	—	(1,433,346)	—	775,670	(4,560,505)
2021	5,701,032	(2,907,648)	—	(2,460,600)	—	695,265	1,028,050
2020	10,486,926	11,633,770	—	1,114,284	—	1,022,220	24,257,200

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	567,921	(1,341,806)	—	(235,527)	—	128,741	(880,671)
2021	1,543,385	(513,005)	—	(548,620)	—	191,457	673,217
2020	3,394,119	3,162,358	—	159,713	—	225,627	6,941,817

(4)	The Peer Group TSR set forth in this table utilizes the FTSE NAREIT All Equity REIT Index (“FTSE NAREIT All Equity”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the FTSE NAREIT All Equity, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Distributable Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. See Item 7 to our Annual Report on Form 10-K, filed on February 21, 2023, for an explanation of Distributable Earnings, including a reconciliation to the relevant GAAP measure. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Named Executive Officers, Footnote [Text Block]

(1)	Mr. Eckel was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jeffrey A. Lipson	Jeffrey A. Lipson	Jeffrey A. Lipson
J. Brendan Herron	J. Brendan Herron	Nathaniel J. Rose
Nathaniel J. Rose	Nathaniel J. Rose	Susan D. Nickey
Steven L. Chuslo	Steven L. Chuslo	Marc T. Pangburn
Daniel K. McMahon	Daniel K. McMahon
Susan D. Nickey
Marc T. Pangburn

Changed Peer Group, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the FTSE NAREIT All Equity REIT Index (“FTSE NAREIT All Equity”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the FTSE NAREIT All Equity, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 8,013,744	$ 9,241,605	$ 3,998,245
PEO Actually Paid Compensation Amount	[1]	$ (977,130)	4,411,821	25,869,661
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	8,013,744	—	(4,430,369)	—	(4,560,505)	(977,130)
2021	9,241,605	—	(5,857,833)	—	1,028,050	4,411,821
2020	3,998,245	—	(2,385,784)	—	24,257,200	25,869,661

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	2,262,307	(6,165,136)	—	(1,433,346)	—	775,670	(4,560,505)
2021	5,701,032	(2,907,648)	—	(2,460,600)	—	695,265	1,028,050
2020	10,486,926	11,633,770	—	1,114,284	—	1,022,220	24,257,200

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,705,951	2,953,807	1,658,095
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 713,079	2,040,073	7,764,371
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,705,951	—	(1,112,201)	—	(880,671)	713,079
2021	2,953,807	—	(1,586,951)	—	673,217	2,040,073
2020	1,658,095	—	(835,541)	—	6,941,817	7,764,371

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	567,921	(1,341,806)	—	(235,527)	—	128,741	(880,671)
2021	1,543,385	(513,005)	—	(548,620)	—	191,457	673,217
2020	3,394,119	3,162,358	—	159,713	—	225,627	6,941,817

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Distributable Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Distributable Earnings Per Share during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the FTSE NAREIT All Equity REIT Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Distributable EPS TSR Distributable ROE

Total Shareholder Return Amount		$ 100.75	176.97	205.95
Peer Group Total Shareholder Return Amount		100.69	134.1	94.92
Net Income (Loss)		$ 41,911,000	$ 127,346,000	$ 82,759,000
Company Selected Measure Amount | $ / shares		2.08	1.88	1.55
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Distributable EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Distributable ROE
PEO [Member] | Exclusion of Change in Pension Value for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Exclusion of Stock Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,430,369)	(5,857,833)	(2,385,784)
PEO [Member] | Inclusion of Pension Service Cost for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Inclusion of Equity Values for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,560,505)	1,028,050	24,257,200
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,262,307	5,701,032	10,486,926
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,165,136)	(2,907,648)	11,633,770
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,433,346)	(2,460,600)	1,114,284
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards For feited During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 775,670	$ 695,265	$ 1,022,220
PEO [Member] | Mr Eckel
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Eckel	Mr. Eckel	Mr. Eckel
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Exclusion of Stock Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,112,201)	(1,586,951)	(835,541)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Inclusion of Equity Values for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(880,671)	673,217	6,941,817
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		567,921	1,543,385	3,394,119
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,341,806)	(513,005)	3,162,358
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(235,527)	(548,620)	159,713
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards For feited During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 128,741	$ 191,457	$ 225,627
Non-PEO NEO [Member] | Jeffrey A Lipson
Pay vs Performance Disclosure [Table]
PEO Name		Jeffrey A. Lipson	Jeffrey A. Lipson	Jeffrey A. Lipson
Non-PEO NEO [Member] | J Brendan Herron
Pay vs Performance Disclosure [Table]
PEO Name			J. Brendan Herron	J. Brendan Herron
Non-PEO NEO [Member] | Nathaniel J Rose
Pay vs Performance Disclosure [Table]
PEO Name		Nathaniel J. Rose	Nathaniel J. Rose	Nathaniel J. Rose
Non-PEO NEO [Member] | Susan D Nickey
Pay vs Performance Disclosure [Table]
PEO Name		Susan D. Nickey	Susan D. Nickey
Non-PEO NEO [Member] | Steven L Chuslo
Pay vs Performance Disclosure [Table]
PEO Name			Steven L. Chuslo	Steven L. Chuslo
Non-PEO NEO [Member] | Marc T Pangburn
Pay vs Performance Disclosure [Table]
PEO Name		Marc T. Pangburn	Marc T. Pangburn
Non-PEO NEO [Member] | Daniel K Mc Mahon
Pay vs Performance Disclosure [Table]
PEO Name			Daniel K. McMahon	Daniel K. McMahon

[1]	Mr. Eckel was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.